RELATED PARTY TRANSACTIONS - LEASE - AS LESSEE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of transactions between related parties [line items]
Depreciation expense of right-of-use assets	¥ 65,324,000
Interest expense of lease liabilities	57,670,000
Actual payment to Guangzhou Railway Group	59,620,000	$ 8,564		¥ 0	¥ 0
Payment of short term leases	684,037,000
Guangzhou Railway Group [member]
Disclosure of transactions between related parties [line items]
Depreciation expense of right-of-use assets	13,378,000
Interest expense of lease liabilities	57,670,000
Actual payment to Guangzhou Railway Group	59,620,000			¥ 58,490,000	¥ 57,358,000
Payment of short term leases	247,714,000
Guangzhou Railway Group [member] | Passenger Trains [member]
Disclosure of transactions between related parties [line items]
Payment of short term leases	247,714,000
CSRG [member] | Passenger trains and freight trains [member]
Disclosure of transactions between related parties [line items]
Payment of short term leases	¥ 436,323,000

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.